Consolidated Statements of Comprehensive Income (Parenthetical) CAD in Millions, $ in Billions	12 Months Ended
	Dec. 31, 2016 CAD	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CAD
Consolidated Statements of Comprehensive Income [Abstract]
Other Comprehensive Income (Loss), Foreign Currency Translation Gain (Loss) Arising During Period, Tax	CAD 3.0		CAD (7.0)
Other Comprehensive Income (Loss), Unrealized Gain (Loss) on Derivatives Arising During Period, Tax | $		$ 1.2
Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Tax			(1.0)
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI on Derivatives, Tax			2.0
Other Comprehensive Income (Loss), Available-for-sale Securities, before Reclassification Adjustments, Tax	(3.0)		(8.0)
Other Comprehensive (Income) Loss, Amortization Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Prior Service Cost (Credit), Tax	9.0
Other Comprehensive Income Los sAvailable For Sale Securities Before Reclassification Adjustments Tax Other Equity Method	CAD 9.0		CAD (14.0)